Income Tax - Reconciliation of Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income tax at statutory rate				$ (5,393,944)	$ (3,139,368)
State liability				(813,039)	(321,058)
Permanent items				14,374	6,932
Stock Compensation				159,128	171,003
Nondeductible Interest				399,249	395,089
Expiration of net operating losses				1,136,317	188,316
Other				339,636	(6,723)
Research and development credit				(127,491)	(103,500)
Valuation allowance				4,287,276	2,810,109
Provision for income tax	$ 199	$ 1,478	$ 800	$ 1,506	$ 800